Schedule II - Condensed Financial Information of Registrant - Financial Position (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed income securities, at fair value (amortized cost $355 and $361)	$ 57,170		$ 58,992
Short-term investments, at fair value (amortized cost $285 and $171)	3,027		1,944
Total assets	112,249		112,422
Liabilities
Long-term debt	6,451		6,350
Total liabilities	90,937		89,871
Shareholders’ equity
Preferred stock and additional capital paid-in, $1 par value, 25 million shares authorized, 79.8 thousand and 72.2 thousand issued and outstanding, $1,995 and $1,805 aggregate liquidation preference	1,930		1,746
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 332 million and 355 million shares outstanding	9		9
Additional capital paid-in	3,310		3,313
Retained income	44,033	$ 2,920	41,579
Deferred Employee Stock Ownership Plan (“ESOP”) expense	(3)		(3)
Treasury stock, at cost (568 million and 545 million shares)	(28,085)		(25,982)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	(2)		1,662
Unrealized foreign currency translation adjustments	(49)		(1)
Unamortized pension and other postretirement prior service credit	169		228
Total accumulated other comprehensive income (AOCI)	118		1,889
Total shareholders’ equity	21,312		22,551	$ 20,569
Total liabilities and shareholders’ equity	112,249		112,422
Additional balance sheet disclosures:
Short-term, at fair value, amortized cost (in dollars)	$ 3,027		$ 1,944
Preferred stock, par value (in dollars per share)	$ 1		$ 1
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, shares issued (in shares)	79,800		72,200
Preferred stock, shares outstanding (in shares)	79,800		72,200
Preferred stock, shares aggregate liquidation preference (in dollars)	$ 1,995		$ 1,805
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000.0		2,000,000,000.0
Common stock, shares issued (in shares)	900,000,000		900,000,000
Common stock, shares outstanding (in shares)	332,000,000		355,000,000
Treasury stock, shares (in shares)	568,000,000		545,000,000
Allstate Corporation
Assets
Investments in subsidiaries	$ 29,301		$ 29,126
Fixed income securities, at fair value (amortized cost $355 and $361)	356		362
Short-term investments, at fair value (amortized cost $285 and $171)	285		171
Receivable from subsidiaries	426		427
Deferred income taxes	225		124
Other assets	92		150
Total assets	30,685		30,360
Liabilities
Long-term debt	6,451		6,350
Pension and other postretirement benefit obligations	1,050		675
Deferred compensation	281		297
Payable to subsidiaries	3		0
Notes due to subsidiaries	1,250		250
Dividends payable to shareholders	198		167
Other liabilities	140		70
Total liabilities	9,373		7,809
Shareholders’ equity
Preferred stock and additional capital paid-in, $1 par value, 25 million shares authorized, 79.8 thousand and 72.2 thousand issued and outstanding, $1,995 and $1,805 aggregate liquidation preference	1,930		1,746
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 332 million and 355 million shares outstanding	9		9
Additional capital paid-in	3,310		3,313
Retained income	44,033		41,579
Deferred Employee Stock Ownership Plan (“ESOP”) expense	(3)		(3)
Treasury stock, at cost (568 million and 545 million shares)	(28,085)		(25,982)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	(2)		1,662
Unrealized foreign currency translation adjustments	(49)		(1)
Unamortized pension and other postretirement prior service credit	169		228
Total accumulated other comprehensive income (AOCI)	118		1,889
Total shareholders’ equity	21,312		22,551
Total liabilities and shareholders’ equity	30,685		30,360
Additional balance sheet disclosures:
Fixed income securities, at fair value, amortized cost (in dollars)	355		361
Short-term, at fair value, amortized cost (in dollars)	$ 285		$ 171
Preferred stock, par value (in dollars per share)	$ 1		$ 1
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, shares issued (in shares)	79,800		72,200
Preferred stock, shares outstanding (in shares)	79,800		72,200
Preferred stock, shares aggregate liquidation preference (in dollars)	$ 1,995		$ 1,805
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000.0		2,000,000,000.0
Common stock, shares issued (in shares)	900,000,000		900,000,000
Common stock, shares outstanding (in shares)	332,000,000		355,000,000
Treasury stock, shares (in shares)	568,000,000		545,000,000